Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 52,873	$ 172,510	$ 200,002
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	21,810	18,931	17,160
Loss on pension curtailment or settlement	0	156	0
Loss on modification of lease	230	0	0
Unrealized holding gain on investment	(8,002)	(896)	0
Stock-based compensation	17,547	26,661	19,545
Loss (gain) on disposal of property and equipment	(215)	7	208
Deferred income taxes	428	(2,526)	(1,743)
Changes in operating assets and liabilities:
Accounts receivable	11,404	2,469	(92,749)
Inventories	72,127	(102,846)	(78,095)
Prepaid expenses and other current assets	(6,563)	3,648	1,230
Other assets	705	(974)	35
Notes and accounts payable	19,563	(44,745)	36,233
Refund liabilities	(3,142)	2,589	1,777
Accrued expenses and other current liabilities	(1,634)	676	26,394
Income tax payable	(34,570)	(2,087)	37,315
Other liabilities	6,522	10,319	7,386
Net cash provided by operating activities	149,083	83,892	174,698
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of long-term investment	0	0	(3,507)
Proceeds from disposal of properties	1,228	0	0
Purchase of property and equipment	(50,313)	(32,942)	(24,657)
Net cash used in investing activities	(49,085)	(32,942)	(28,164)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of bank loan	0	(40,000)	0
Proceeds from bank loan	0	40,000	0
Dividends paid	(16,690)	(49,941)	(54,039)
Share repurchase	0	(133,155)	(45,696)
Net cash used in financing activities	(16,690)	(183,096)	(99,735)
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS, AND RESTRICTED CASH	83,308	(132,146)	46,799
EFFECT OF EXCHANGE RATE CHANGES	(1,373)	3,678	(487)
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, BEGINNING OF YEAR	287,055	415,523	369,211
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF YEAR	368,990	287,055	415,523
SUPPLEMENTAL INFORMATION
Interest paid	0	71	0
Income taxes paid	36,316	33,985	3,523
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Unpaid purchase of property and equipment included in accounts payable and accrued liabilities	4,301	4,957	2,281
Dividend declared included in accrued expenses and accrued liabilities	$ 50,147	$ 101	$ 51,681